Collection Period Ended
30-Sep-2013
Principal
Note
Payment
Factor
0.00
0.000000
44,225,023.92
0.421095
0.00
1.000000
0.00
1.000000
44,225,023.92
Interest & Principal
Payment
0.00
44,303,578.77
176,250.00
74,470.83
$44,554,299.60
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
13
Collection Period (from... to)
1-Sep-2013
30-Sep-2013
Determination Date
10-Oct-2013
Record Date
11-Oct-2013
Distribution Date
15-Oct-2013
Interest Period of the Class A-1 Notes (from... to)
16-Sep-2013
15-Oct-2013           Actual/360 Days
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Sep-2013
15-Oct-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
450,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
500,000,000.00
254,772,479.79
210,547,455.87
88.450048
Class A-3 Notes
450,000,000.00
450,000,000.00
450,000,000.00
0.000000
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Total Note Balance
1,546,500,000.00
851,272,479.79
807,047,455.87
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Adjusted Pool Balance
1,594,374,327.63
907,075,581.26
862,850,557.34
Yield Supplement Overcollateralization Amount
56,491,714.15
31,469,467.66
29,902,390.96
Pool Balance
1,650,866,041.78
938,545,048.92
892,752,948.30
Amount
Percentage
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.230000%
0.00
0.000000
0.000000
Class A-2 Notes
0.370000%
78,554.85
0.157110
88.607158
Class A-3 Notes
0.470000%
176,250.00
0.391667
0.391667
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Total
$329,275.68
Available Funds
Distributions
Principal Collections
45,394,911.87
(1) Total Servicing Fee
782,120.87
Interest Collections
2,303,329.89
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
51,714.69
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
176,360.04
(3) Interest Distributable Amount Class A Notes
329,275.68
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
391.47
(6) Regular Principal Distributable Amount
44,225,023.92
Available Collections
47,926,707.96
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
47,926,707.96
(9) Excess Collections to Certificateholders
2,590,287.49
Total Distribution
47,926,707.96
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
782,120.87
782,120.87
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
329,275.68
329,275.68
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
78,554.85
78,554.85
0.00
thereof on Class A-3 Notes
176,250.00
176,250.00
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
44,225,023.92
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
329,275.68
329,275.68
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
44,225,023.92
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
Reserve Fund Amount - Beginning Balance
3,985,935.82
Aggregate Principal Distributable Amount
44,225,023.92
44,225,023.92
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
32.76
minus Net Investment Earnings
32.76
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
Investment Earnings
60,543
Net Investment Earnings on the Reserve Fund
32.76
Net Investment Earnings on the Collection Account
358.71
Investment Earnings for the Collection Period
391.47
46,072
Principal Collections
29,378,861.58
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78
Principal Collections attributable to Full Pay-offs
16,016,050.29
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
938,545,048.92
397,188.75
Pool Balance end of Collection Period
892,752,948.30
44,979
Pool Factor
54.08%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.88%
Weighted Average Number of Remaining Payments
47.48
36.90
Percentage
Current
888,302,173.17
44,815
99.50%
Weighted Average Seasoning (months)
13.98
26.15
Delinquency Profile *
Amount
31-60 Days Delinquent
3,331,378.12
118
0.37%
61-90 Days Delinquent
831,722.12
34
0.09%
91-120 Days Delinquent
287,674.89
12
0.03%
Total
892,752,948.30
44,979
100.00%
2,099,775.93
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
397,188.75
Principal Net Liquidation Proceeds
50,892.15
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.127%
Principal Recoveries
173,925.13
Principal Net Losses
172,371.47
Cumulative Principal Net Losses